Other general administrative expenses - Technical reports and other (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other General Administrative Expense
Audit fees	€ 103.7	€ 99.4	€ 102.4
Audit-related fees	6.0	6.0	7.8
Tax fees	0.7	0.8	0.7
All other fees	2.4	1.2	2.3
Total	112.8	107.4	113.2
Commissioned services from audit firms	€ 263.8	€ 172.4	€ 227.6